Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment, Gross	$ 4,661,542	$ 345,691
Income Tax Examination, Likelihood of Unfavorable Settlement	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Two	7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Three	7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Four	7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Five	7,292
Construction in Process [Member]
Property, Plant and Equipment, Gross	$ 2,315,803	$ 23,012
Employee Stock Option [Member]
Weighted Average Number of Shares Outstanding, Diluted	21,556,142	12,420,943
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	11 years